Provision for Doubtful Accounts (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012 Allowance for Doubtful Accounts [Member]
Provision for Doubtful Accounts	$ 64	$ (79)	$ 248	$ 52